Fair Value of Financial Instruments and Concentration of Credit Risk	6 Months Ended
Jun. 30, 2026
Fair Value of Financial Instruments and Concentration of Credit Risk [Abstract]
Fair Value of Financial Instruments and Concentration of Credit Risk
12.	Fair Value of Financial Instruments and Concentration of Credit Risk

Concentration of credit risk
The principal financial assets of the Company consist of cash on hand and at banks, due from related parties, restricted cash and other receivables (including EUAs). The principal financial liabilities of the Company consist of long-term loans, accounts payable (including EUAs) due to suppliers and accrued liabilities.

a.	Interest rate risk: The Company as of June 30, 2026, is subject to market risks relating to changes in interest rates, since all of its debt is subject to floating interest rates.

b.
Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c.	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The carrying amounts of accounts payable, amounts due from related parties and accrued liabilities approximate their fair value because of the short maturity of these instruments.

The carrying value of long-term debt with variable interest rates (obtained through Level 2 inputs of the fair value hierarchy) approximates the fair market value as the long-term debt bears interest at a floating interest rate.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.